SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following is information about reported segment results of operation:
		IT
	Software	professional	Unallocated
	services	services	expense	Total
2014

Total revenues	$69,861	$94,443	$-	$164,304
Expenses	54,464	84,873	4,241	143,578

Segment operating income (loss)	$15,397	$9,570	$(4,241)	$20,726

Depreciation and amortization	$6,065	$2,263	$266	$8,594

		IT
	Software	professional	Unallocated
	services	services	expense	Total
2015

Total revenues	$67,271	$108,759	$-	$176,030
Expenses	52,963	98,384	3,249	154,596

Segment operating income (loss)	$14,308	$10,375	$(3,249)	$21,434

Depreciation and amortization	$6,562	$3,042	$281	$9,885

2016

Total revenues	$70,834	$130,812	$-	$201,646
Expenses	58,847	118,414	3,298	180,559

Segment operating income (loss)	$11,987	$12,398	$(3,298)	$21,087

Depreciation and amortization	$7,531	$3,769	$308	$11,608

Schedule Of Revenues From Geographical Segments [Table Text Block]
The following table presents total revenues classified according to geographical destination for the years ended December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016

Israel	$29,198	$36,401	$58,079
Europe	37,409	29,084	23,642
United States	82,470	92,577	100,470
Japan	11,299	10,092	11,226
Other	3,928	7,876	8,229

	$164,304	$176,030	$201,646

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The Company's long-lived assets are located as follows:

	December 31,
	2015	2016

Israel	$59,770	$110,213
Europe	1,402	1,302
United States	29,990	30,777
Japan	4,765	4,887
Other	3,253	3,068

	$99,180	$150,247